Income Tax Expense	12 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Income Tax Expense

Note 5. Income Tax Expense

	30 June	30 June
	2025 A$	2024 A$
Unused tax losses for which no deferred tax asset has been recognized	62,889,164	59,447,397
Potential tax benefit @ 25% (2024: 25%)	15,722,291	14,861,849

The above potential tax benefit for tax losses has not been recognized in the statement of financial position as of 30 June 2025 as it is not probable that they will be utilized. These tax losses can only be utilized in the future if the continuity of ownership test is passed, or failing that, the same business test is passed. The taxation benefits of tax losses and temporary difference not brought to account will only be obtained if: (i) the entity derives future assessable income of a nature and of an amount sufficient to enable the benefit from the deductions for the losses to be realized; (ii) the entity continues to comply with the conditions for deductibility imposed by law; and (iii) no change in tax legislation adversely affects the entity in realizing the benefits from deducting the losses.

The group operates in different tax jurisdictions and continues to meet its statutory requirements in these jurisdictions. The tax losses in each jurisdiction are subject to testing to make sure they meet all relevant statutory tests for them to be offset against future income.

Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2025 A$	30 June 2024 A$
Loss from continuing operations before income tax expense	(5,215,987)	(6,936,957)
Tax at the Australian tax rate of 25% (2024: 25%)	(1,303,997)	(1,734,239)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(277,644)	(191,245)
Accounting expenditure subject to R&D tax incentive	638,263	439,644
Share-based payments	76,061	825
Net impact of other amounts not deductible (taxable)	6,875	(220,449)
Subtotal	(860,442)	(1,705,464)
Tax losses and other timing differences for which no deferred tax asset is recognized	860,442	1,705,464
Income tax expense	-	-